Acquisitions and Disposals (Details Narrative) $ in Thousands			6 Months Ended	12 Months Ended
	Jun. 19, 2026 USD ($) Token	Feb. 10, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025
Subsquid Labs GmbH [Member] | Sale Agreement [Member]
Business Combination [Line Items]
Warrant liability derecognized	$ 700
Gain on warrant liability derecognized			$ 700
Percentage of annual revenue required to acquire SQD tokens						1.00%
Subsquid Labs GmbH [Member] | Sale Agreement [Member] | Forecast [Member]
Business Combination [Line Items]
Percentage of annual revenue required to acquire SQD tokens				1.00%	1.00%
Subsquid Labs GmbH [Member] | Epicurean [Member] | Sale Agreement [Member]
Business Combination [Line Items]
Contribution to capital reserve	$ 3,000
SQD tokens for operating purpose | Token	95,000,000
SQD tokens distributed to UBO | Token	45,000,000
Right to direct deployment of maximum SQD tokens | Token	78,135,057
Reward Acquisition [Member]
Business Combination [Line Items]
Total purchase price consideration		$ 228,601
Aggregate consideration			213,562
Cash consideration		210,739
Deferred tax liabilities		$ 29,014
Transaction costs			1,900
Other Acquisitions [Member]
Business Combination [Line Items]
Ordinary shares			12,898
Total purchase price consideration			17,418
Cash consideration			2,350
Acquisition of Web3 Infrastructure Assets [Member] | Developed Technology [Member]
Business Combination [Line Items]
Intangible assets			$ 18,200